Supplemental Condensed Balance Sheet Information - Schedule of Other Receivables (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business [Abstract]
Rebates receivable	$ 36,556	$ 27,955
Other	191	246
Total other receivables	$ 36,747	$ 28,201	$ 25,078